Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)	$ (398)	$ (315)	$ (321)
Pensions [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	197	175	143
Interest cost	392	532	596
Settlement loss	2	2	5
Expected return on plan assets	(1,061)	(1,095)	(1,085)
Amortization of prior service cost	0	3	3
Amortization of net actuarial loss (gain)	269	242	155
Total Other components of net periodic benefit cost (income)	(398)	(316)	(326)
Net periodic benefit cost (income)	(201)	(141)	(183)
Other postretirement benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	2	2	2
Interest cost	5	6	8
Settlement loss	0	0	0
Expected return on plan assets	0	0	0
Amortization of prior service cost	(1)	0	0
Amortization of net actuarial loss (gain)	(4)	(5)	(3)
Total Other components of net periodic benefit cost (income)	0	1	5
Net periodic benefit cost (income)	$ 2	$ 3	$ 7